10. INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Intangible Assets Tables
Intangible assets

							Consolidated
	Goodwill	Customer relationships	Software	Trademarks and patents	Rights and licenses (*)	Others	Total
Balance at December 31, 2015	3,604,022	413,276	75,237	143,636	3,185,700	395	7,422,266
Cost	3,974,128	549,302	173,154	143,636	3,185,700	395	8,026,315
Accumulated amortization	(260,776)	(136,026)	(97,917)				(494,719)
Adjustment for accumulated recoverable value	(109,330)						(109,330)
Balance at December 31, 2015	3,604,022	413,276	75,237	143,636	3,185,700	395	7,422,266
Effect of foreign exchange differences		(74,167)	(236)	(27,440)		(79)	(101,922)
Acquisitions and expenditures			2,995			124	3,119
Transfer of property, plant and equipment			16,538				16,538
Writte-of	(13,091)		(3)				(13,094)
Amortization (note 22)		(41,449)	(26,093)		(776)		(68,318)
Aquisition of control - CGPAR			47				47
Transfer of Metalic - Held for sale			(232)				(232)
Balance at December 31, 2016	3,590,931	297,660	68,253	116,196	3,184,924	440	7,258,404
Cost	3,834,234	444,635	183,166	116,196	3,185,700	440	7,764,371
Accumulated amortization	(133,973)	(146,975)	(114,913)		(776)		(396,637)
Adjustment for accumulated recoverable value	(109,330)						(109,330)
Balance at December 31, 2016	3,590,931	297,660	68,253	116,196	3,184,924	440	7,258,404
Effect of foreign exchange differences		41,916	183	17,941		65	60,105
Acquisitions and expenditures			622				622
Transfer of property, plant and equipment			26,183				26,183
Disposals			(70)				(70)
Amortization (note 22)		(38,701)	(21,986)		(12,455)		(73,142)
Aquisition of control - CGPAR						(56)	(56)
Balance at December 31,2017	3,590,931	300,875	73,185	134,137	3,172,469	449	7,272,046
Cost	3,834,234	513,068	167,162	134,137	3,185,701	449	7,834,751
Accumulated amortization	(133,973)	(212,193)	(93,977)		(13,232)		(453,375)
Adjustment for accumulated recoverable value	(109,330)						(109,330)
Balance at December 31,2017	3,590,931	300,875	73,185	134,137	3,172,469	449	7,272,046

Estimated useful lives	The estimated average useful lives by nature are as follows (in years):
		Consolidated
	12/31/2017	12/31/2016
Software	8	8
Customer relationships	13	13

Cash generating units

The CGU with intangible assets in this situation are as follows:

						Consolidated
		Goodwill		Trademarks		Total
Cash generating unity	Segment	12/31/2017	12/31/2016	12/31/2017	12/31/2016	12/31/2017	12/31/2016
Packaging	Steel	158,748	158,748			158,748	158,748
Long steel (2)	Steel	235,595	235,595	134,137	116,196	369,732	351,791
Mining (3)	Mining	3,196,588	3,196,588			3,196,588	3,196,588
		3,590,931	3,590,931	134,137	116,196	3,725,068	3,707,127

(2) The goodwill and trademark that are recorded in line item intangible assets at long steel segment, those transactions are derived from the business combination of Stahlwerk Thuringen GmbH ("SWT") and Gallardo Sections CSN. The assets mentioned are considered to have indefinite useful lives as they are expected to contribute indefinitely to the Company's cash flows.

(3) Refers to the goodwill based on expectations for future profitability, resulting from the acquisition of Namisa by CSN Mineração, an operation that was concluded in December 2015. From 2016, the balance started to be tested annually for impairment analysis.

Assumptions for impairment test

The main assumptions used in calculations of value in use at December 31, 2017 are as follows:

	Metal Packaging	Long Steel (**)	Mining
Measurement of recoverable value	Discounted Cash Flow	Discounted Cash Flow	Discounted Cash Flow
Cash flow projection	Until 2028	Until 2028	Until 2056
Gross Margin	Gross margin updated based on historical data, impacts of business restructuring and market trends	Gross margin updated based on historical data and market trends.	Average of the gross margin of each Cash generating units based on the history and projections to the next 39 years and long-term price and exchange rate curves from industry reports.
Cost Atualization	Cost based on historical data of each product and impacts of business restructuring.	Costs based on historical data and market trends.	Costs based on historical data, mix of products and market trends.
Growth rate	Without growth in real terms, only updated by long term inflation of 4.0% .	Without growth in real terms, only updated by long term inflation of 2.0% , Euro zone.	The growth rate was not considered.
Discount rate	These cash flows were considered using a discount rate after taxes between 7% and 13% in real terms. The discount rate was based on the weighted average cost of capital ("WACC") that reflects the specific risk of each segment.

(*) Refer to assets of subsidiary SWT, located in Germany. The discount rate was applied on the discounted cash flow prepared in Euros, the functional currency of this subsidiary.